Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
REVENUES
Product sales	$ 220,826	$ 198,069	$ 1,011,477	$ 1,237,756
EXPENSES
Personnel	409,999	277,567	1,171,941	1,183,441
Cost of products sold (exclusive of depreciation and amortization, shown separately below)	20,550	23,672	105,026	132,918
Research and development	1,342,763	409,198	2,711,275	2,292,892
Repairs and maintenance	1,684		3,821	10,500
Professional fees	214,975	233,976	808,770	902,714
Office and other	102,642	47,867	354,102	421,256
Board of Directors fees and costs	33,085	15,783	95,431	117,555
Depreciation	1,484	2,500	10,124	9,271
Freight and shipping	1,434	1,882	5,643	7,847
Total operating expenses	2,128,616	1,012,445	5,278,283	5,081,077
LOSS FROM OPERATIONS	(1,907,790)	(814,376)	(4,266,806)	(3,843,321)
OTHER INCOME
Investment and other income	3,624	1,432	11,773	10,261
LOSS BEFORE INCOME TAXES	(1,904,166)	(812,944)	(4,255,033)	(3,833,060)
PROVISION FOR INCOME TAXES			0	0
NET LOSS	$ (1,904,166)	$ (812,944)	$ (4,255,033)	$ (3,833,060)
BASIC AND FULLY DILUTED NET LOSS PER COMMON SHARE (in dollars per share)	$ (0.02)	$ (0.01)	$ (0.05)	$ (0.05)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in shares)	90,759,324	72,999,361	81,756,839	72,037,167